Convertible Notes Payable - Related Party (Details Narrative) (10-K) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 02, 2020	Nov. 24, 2020	Jul. 01, 2019	Apr. 09, 2019	Apr. 04, 2019	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Note payable to a related party								$ 300,000
Note interest rate	1.00%	6.80%	1.00%
Note maturity date	Mar. 10, 2022	Nov. 02, 2025	Apr. 21, 2021
Conversion price per share							$ 0.01
Debt discount											$ 100,000
Value of converted debt					$ 400,000					$ 400,000	220,000
Debt convertible into shares					2,500,000		25,409,544
Debt interest description			The Company has the option to extend the maturity date for seven one-month terms.
Loss on conversion of debt					$ 14,999
Repayments of related party debt								$ 14,231	$ 45,341	84,890	227,211
Two Convertible Notes Payable [Member]
Note payable to a related party				$ 20,000		$ 200,000
Note interest rate				10.00%		10.00%
Note maturity date				Jul. 01, 2024		Apr. 04, 2024
Conversion price per share				$ 0.01		$ 0.01
Debt beneficial conversion feature				$ 20,000		$ 200,000
Debt discount				20,000		$ 200,000
Value of converted debt				$ 20,000							$ 200,000
Debt convertible into shares				2,306,858							22,868,588
Debt interest description				This note is unsecured, bears interest at 10% and matures on July 1, 2024 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner.
Convertible Notes Payable Related Party [Member]
Note payable to a related party					$ 533,500
Note interest rate					4.00%
Note maturity date					Jul. 01, 2020
Value of converted debt					$ 400,000
Debt convertible into shares					2,500,000
Debt monthly payments					$ 10,000
Debt interest description					The Noteholder has the option to convert the outstanding amount due into shares of the Company' common stock at 15% discount.
Debt default interest rate					12.00%
Loss on conversion of debt					$ 14,999
Repayments of related party debt										$ 77,386	$ 56,114